INCOME TAXES - Summary of tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax income	¥ 21		¥ 31	¥ 13
Total	¥ 21	$ 3	¥ 31	¥ 13